AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 24, 2007 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information about (1) changes to the list of individuals serving as officers of the Trust, (2) changes to the portfolio managers to the following three portfolios of the Trust: Multimanager High Yield Portfolio, Multimanager Large Cap Value Portfolio and Multimanager Small Cap Value Portfolio, as well as (3) changes to the management fee breakpoint thresholds for all portfolios except the Allocation Portfolios and the Target Allocation portfolios, and (4) changes to the administration fees for all portfolios except the Allocation Portfolios and the Target Allocation portfolios.

The section of the SAI entitled “Management of the Trust – The Trust’s Officers” is revised as follows: References to Kenneth T. Kozlowski, Andrew Novak, and Kenneth B. Beitler are deleted.

The following information supercedes and replaces information currently in the SAI regarding the individuals listed:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years

Joseph J. Paolo 1290 Avenue of the Americas New York, NY (36)	Chief Compliance Officer and Anti- Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; AML Compliance Officer from December 2005 to present	From December 2005 to May 2007, Vice President of the Trust; from August 2005 to present, Vice President, AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financial’s Funds Management Group; from March 2004 to August 2005, Vice President of AXA Financial and AXA Equitable and Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Compliance director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

Brian E. Walsh 1290 Avenue of the Americas New York, NY (38)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007 Vice President and Assistant Treasurer of the Trust; from November 2001 to May 2007, Assistant Treasurer of the Trust. From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable.

*	Each officer holds a similar position with other funds within the Trust complex.

**	Each officer is elected on an annual basis.

The following individuals are added to the list of Trust Officers:

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years

Alwi Chan 1290 Avenue of the Americas New York, NY (32)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable; from June 1999 to November 2002, Senior Financial Analyst of AXA Equitable.

Name, Address and Age	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years

James Kelly 1290 Avenue of the Americas New York, NY (38)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President, AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director Prudential Investments.

Carla Price 1290 Avenue of the Americas New York, NY (30)	Assistant Controller	From December 2006 to present	From February 2004 to present, Assistant Vice President, AXA Financial and AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Financial and AXA Equitable; from October to January 2003, Senior Fund Administrator, AXA Financial and AXA Equitable.

*	Each officer holds a similar position with other funds within the Trust complex.

**	Each officer is elected on an annual basis.

The section of the SAI entitled “Investment Management and Other Services – The Manager” is revised as follows:

Effective August 1, 2007, information contained in the SAI with respect to the management fee for certain Portfolios is deleted and replaced with the following information:

	(as a percentage of average daily net assets)
Portfolio	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity Portfolio	0.650%	0.600%	0.575%	0.550%	0.525%
Multimanager Large Cap Core Equity Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%
Multimanager Large Cap Growth Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%
Multimanager Large Cap Value Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%
Multimanager Mid Cap Growth Portfolio	1.100%	1.050%	1.025%	1.000%	0.975%
Multimanager Mid Cap Value Portfolio	1.100%	1.050%	1.025%	1.000%	0.975%
Multimanager International Equity Portfolio	1.050%	1.000%	0.975%	0.950%	0.925%
Multimanager Technology Portfolio	1.200%	1.150%	1.125%	1.100%	1.075%
Multimanager Health Care Portfolio	1.200%	1.150%	1.125%	1.100%	1.075%
Multimanager Small Cap Growth Portfolio	1.05%	1.00%	0.975%	0.950%	0.925%
Multimanager Small Cap Value Portfolio	1.05%	1.00%	0.975%	0.950%	0.925%

Portfolio	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond Portfolio	0.600%	0.575%	0.550%	0.525%	0.500%

Portfolio	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager High Yield Portfolio	0.600%	0.575%	0.550%	0.530%	0.520%

Effective August 1, 2007, the third sentence of the section of the SAI entitled “Investment Management and Other Services – The Administrator” is deleted and replaced with the following information.

For these administrative services, with respect to all portfolios except the Allocation Portfolios and the Target Allocation portfolios, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets up to and including $15 billion; 0.125% of the Trust’s total average net assets in excess of $15 billion and up to an including $30 billion; and 0.10% of total Trust assets in excess of $30 billion, plus $35,000 per portfolio and an additional $35,000 for each portion of a portfolio for which separate administrative services are provided (e.g. portions of a portfolio allocated to separate sub-advisers and/or managed in a discrete style). With respect to the Allocation Portfolios and Target Allocation Portfolios, the Manager receives a fee at an annual rate of 0.15% of the portfolio’s total average daily net assets plus $35,000 (excluding the assets of the Multimanger Portfolios).

In Appendix B, the following portfolio manager information for Pacific Investment Management Company LLC (“PIMCO”) replaces the portfolio manager information for PIMCO with respect to the Multimanager High Yield Portfolio:

Multimanager High Yield Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2006.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Pacific Investment Management Company (“Adviser”)
Mark Hudoff	1	$56.6 Million	17	$5.9 Billion	13	$2.2 Billion	0	N/A	1	$54 Million	0	N/A

In Appendix B, the following portfolio manager information for Institutional Capital LLC (“ICAP”) replaces the portfolio manager information for ICAP with respect to the Multimanager Large Cap Value Portfolio:

Multimanager Large Cap Value Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2006.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Institutional Capital LLC (“Adviser”)
Jerrold K. Senser Tom Wenzel	19	$8.1 Billion	4	$931.0 Million	141	$9.2 Billion	0	N/A	0	N/A	10	$1.5 Billion

Ownership of Securities

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	$1,000,000 over
Jerrold K. Senser	X
Tom Wenzel	X

In Appendix B, the following portfolio manager information for Franklin Advisory Services, LLC (“Franklin”) and Lazard Asset Management LLC (“Lazard”) supplements the portfolio manager information for Franklin and Lazard with respect to the Multimanager Small Cap Value Portfolio.

Multimanager Small Cap Value Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2006.*						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Franklin Advisory Services, LLC (“Adviser”)
Y. Dogan Sahin, CFA	1	$1.4 Billion	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Lazard Asset Management LLC (“Adviser”)
Mark Stuckelman	0	N/A	0	N/A	3	$95 Million	0	N/A	0	N/A	0	N/A

*	Information for Mr. Sahin and Mr. Stuckelman is as of May 31, 2007.

Ownership of Securities

Franklin Advisory Services, LLC (“Adviser”)
Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	$1,000,000 over
Y. Dogan Sahin, CFA	X

Lazard Asset Management LLC (“Adviser”)
Mark Stuckelman	X

In Appendix B, with respect to the AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, AXA Moderate-Plus Allocation, AXA Aggressive Allocation, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation and Target 2045 Allocation Portfolios, references to Kenneth B. Beitler and Alwi Chan are deleted.

In Appendix B, with respect to the Multimanager Mid Cap Growth Portfolio, John J. Yoon is no longer a member of the Portfolio Management Team responsible for the day-to-day management of the portion of the portfolio allocated to Provident Investment Counsel, Inc. All references to Mr. Yoon in the Trust’s Statement of Additional Information are hereby deleted.